Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0001749723
Registrant Name	New Fortress Energy Inc.
Registration File Number	333-277611
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES